Net income per share and net income attributable to common stockholders (Tables)	12 Months Ended
Dec. 31, 2024
Net income per share and net income attributable to common stockholders
Schedule of computation of the basic and diluted net income per share

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net income attributable to X Financial	811,996,439	1,186,793,974	1,539,905,765	210,966,225
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	316,444,826	288,115,969	288,828,371	288,828,371
Basic net income per share	2.57	4.12	5.33	0.73
Diluted effects of stock options and RSUs	5,958,561	2,717,245	4,526,300	4,526,300
Weighted average number of ordinary shares used in computing diluted EPS	322,403,387	290,833,214	293,354,671	293,354,671
Diluted net income per share	2.52	4.08	5.25	0.72

Schedule of instruments not included in the computation of diluted income per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
Stock options	29,293,014	3,602,998	3,399,998
Restricted stocks units	21,398,126	12,613,046	6,585,270